INCOME TAX - Deferred income tax assets and deferred income tax liabilities (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets
Net operating loss carry forwards	¥ 74,876,303	¥ 33,325,461
Accrued warranty	3,798,876	5,071,844
Advertising expense	2,113,991
Deferred revenue	8,938,710	8,470,357
Allowance for doubtful accounts	41,878,340	7,037,684
Lease liabilities	1,099,451	3,334,705
Write-downs for inventories	4,529,042	825,208
Less: Valuation allowance	(107,782,306)	(40,764,285)	¥ (24,508,473)	¥ (41,219,052)
Total deferred income tax assets, net	29,452,407	17,300,974
Deferred income tax liabilities
Operating lease right of use assets	1,099,451	3,334,705
Short-term investments		60,946
Property, plant and equipment	9,968,429	9,171,103
Total deferred income tax liabilities	11,067,880	12,566,754
Net deferred income tax assets	20,747,021	6,132,499
Net deferred income tax liabilities	¥ 2,362,494	¥ 1,398,279